Organization and Principal Activities - Noah Investments Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Tianjin Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 18, 2010
Place of incorporation	PRC
Percentage of Ownership	100.00%
Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 09, 2012
Place of incorporation	PRC
Percentage of Ownership	100.00%
Wuhu Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 10, 2012
Place of incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 14, 2012
Place of incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Mengkuan Asset Management Co Ltd
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 24, 2015
Place of incorporation	PRC
Percentage of Ownership	100.00%
Gopher Nuobao (Shanghai) Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Date of Incorporation	Apr. 10, 2013
Place of incorporation	PRC
Percentage of Ownership	100.00%